Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings Abstract
Borrowings

17. Borrowings

	2023	2022
	US$	US$

Term loan I	201,945	271,035
Term loan II	-	1,266,912
Term loan IV	378,323	626,714
Term loan V	426,589	697,233
Term loan VI	924,276	1,278,261
Term loan VII	2,014,258	-
Trade receivables financing	81,231	-
Revolving credit	1,751,857	1,658,486
	5,778,479	5,798,641

	2023	2022
	US$	US$
Analysed as :
Non-current portion	112,319	371,103
Current portion	5,666,160	5,427,538
	5,778,479	5,798,641

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows :

	2023	2022
	US$	US$
Bank borrowings repayable :
Within one year or on demand	5,666,160	5,427,538

Within a period of more than one year but not exceeding two years	112,319	371,103

	5,778,479	5,798,641

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.

During the current financial year, the Group entered into a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has recourse and the Group is liable for any unpaid receivables.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022

17. Borrowings (continued)

(ii)	Term loan II was obtained to finance the construction of the proposed erection of a single user 1-story factory with part 3-story ancillary. This loan is repayable by monthly instalments over a 7 year period commencing from 2016. The interest rates charged were between 2.65% to 3.45% per annum below the bank’s prevailing Enterprise Financing Rate for the 1st to 3rd year of the loan and thereafter at Singapore Interbank Offered Rate (“SIBOR”) plus 3% per annum. Term loan II was fully repaid during the financial year 2023.

(iii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.

(iv)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.

(v)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.

(vi)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.

(vii)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2.00% per annum above the Bank’s Cost of Funds or 2.00% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at December 31, 2023 and 2022.

Security granted

The Group’s borrowings are secured by:

(a)	A legal mortgage on the Group’s leasehold land and buildings with net book value of US$16,532,686 (2022: US$17,105,459) (Note 10);

(b)	Several guarantees from a director and a former director of the Group in their personal capacities.